CAPITAL STOCK - Common Stock Shares Reserved for Issuance under Various Employee and Director Stock Plans (Detail)	Dec. 28, 2013	Dec. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Common stock shares reserved for issuance	16,193,265	3,092,619
Employee stock purchase plan
Defined Benefit Plan Disclosure [Line Items]
Common stock shares reserved for issuance	2,414,509	2,586,768
Other stock-based compensation plans
Defined Benefit Plan Disclosure [Line Items]
Common stock shares reserved for issuance	13,778,756	505,851